Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies

(7) Commitments and Contingencies

(a) Litigation

We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, increases to in-force long-term care insurance premiums, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers, our pricing structures and business practices in our mortgage insurance businesses, such as captive reinsurance arrangements with lenders and contract underwriting services, violations of the Real Estate Settlement and Procedures Act of 1974 (“RESPA”) or related state anti-inducement laws, and mortgage insurance policy rescissions and curtailments, and breaching fiduciary or other duties to customers, including but not limited to breach of customer information. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations.

As previously disclosed, in January 2012, we, along with other mortgage insurance companies, received an information request from the Consumer Financial Protection Bureau (“CFPB”) requesting information from our U.S. mortgage insurance subsidiaries with respect to reinsurance arrangements, including captive reinsurance transactions, as part of the CFPB’s review of such arrangements in the mortgage insurance industry. The CFPB further sent to our subsidiary and other mortgage insurance companies a Civil Investigative Demand, dated June 20, 2012 (the “CFPB Demand”), seeking production of specified documents and responses to questions set forth in the CFPB Demand. In April 2013, the U.S. mortgage insurance subsidiaries and other mortgage insurance companies agreed to settle with the CFPB to end the agency’s review. As part of the settlement, the subsidiaries will refrain from certain reinsurance arrangements for a period of 10 years and such subsidiaries will pay approximately $4 million.

As previously disclosed, beginning in December 2011 and continuing through January 2013, one of our U.S. mortgage insurance subsidiaries was named along with several other mortgage insurance participants and mortgage lenders as a defendant in twelve putative class action lawsuits alleging that certain “captive reinsurance arrangements” were in violation of RESPA. The Barlee case was dismissed by the Court with prejudice as to our subsidiary and certain other defendants on February 27, 2013. In the Riddle case, the defendants’ motion to dismiss was denied, but the Court limited discovery at this stage to issues surrounding the statute of limitations. We intend to vigorously defend the remaining actions.

At this time, we cannot determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above or the likelihood of potential future legal and regulatory matters against us. In light of the inherent uncertainties involved in these matters, no amounts have been accrued. We also are not able to provide an estimate or range of possible losses related to these matters.

(b) Commitments

As of March 31, 2013, we were committed to fund $64 million in limited partnership investments and $60 million in U.S. commercial mortgage loan investments.

(22) Commitments and Contingencies

(a) Litigation

We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, increases to in-force long-term care insurance premiums, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers, our pricing structures and business practices in our mortgage insurance businesses, such as captive reinsurance arrangements with lenders and contract underwriting services, violations of the Real Estate Settlement and Procedures Act of 1974 (“RESPA”) or related state anti-inducement laws, and mortgage insurance policy rescissions and curtailments, and breaching fiduciary or other duties to customers, including but not limited to breach of customer information. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations.

In May 2005, each of our U.S. mortgage insurance subsidiaries received an information request from the State of New York Insurance Department with respect to captive reinsurance transactions with lender-affiliated reinsurers and other types of arrangements in which lending institutions receive from our subsidiaries any form of payment, compensation or other consideration in connection with issuance of a policy covering a mortgagor of the lending institution. In February 2006, we received a follow-up industry-wide inquiry from New York requesting supplemental information. In addition, in early 2006 as part of an industry-wide review, one of our U.S. mortgage insurance subsidiaries received an administrative subpoena from the Minnesota Department of Commerce, which has jurisdiction over insurance matters, with respect to our reinsurance arrangements, including captive reinsurance transactions. In addition, in June 2008, the same subsidiary received from the Minneapolis, Minnesota office of the Inspector General for the U.S. Department of Housing and Urban Development, a subpoena requesting information substantially similar to the Minnesota Department of Commerce’s request. Since 2008, the Minnesota Department of Commerce has periodically requested additional information. In December 2011, the same subsidiary received a subpoena from the United States Department of Housing and Urban Development, Office of Inspector General (“HUD”) with respect to reinsurance arrangements, including captive reinsurance transactions. In January 2012, we received an information request from the Consumer Financial Protection Bureau (“CFPB”) requesting information from our mortgage insurance subsidiaries with respect to reinsurance arrangements, including captive reinsurance transactions. HUD thereafter formally withdrew its subpoena. The CFPB further sent to our subsidiary a Civil Investigative Demand, dated June 20, 2012 (the “CFPB Demand”), seeking production of specified documents and responses to questions set forth in the CFPB Demand. While we intend to cooperate with the CFPB as appropriate in connection with the CFPB Demand, we also filed a petition challenging the scope and breadth of the CFPB Demand. We are also engaged in industry-wide discussions with the CFPB regarding their inquiry on this topic. With respect to the other inquiries, we have responded or will respond to these industry-wide regulatory inquiries and follow-up inquiries, and will cooperate as appropriate with respect to any follow-up requests or inquiries.

Beginning in December 2011 and continuing through January 2013, one of our U.S. mortgage insurance subsidiaries was named along with several other mortgage insurance participants and mortgage lenders as a defendant in twelve putative class action lawsuits alleging that certain “captive reinsurance arrangements” were in violation of RESPA. Those cases are captioned as follows: Samp, et al. v. JPMorgan Chase Bank, N.A., et al., United States District Court for the Central District of California; White, et al., v. The PNC Financial Services Group, Inc., et al., United States District Court for the Eastern District of Pennsylvania; Menichino, et al. v. Citibank NA, et al., United States District Court for the Western District of Pennsylvania; McCarn, et al. v. HSBC USA, Inc., et al., United States District Court for the Eastern District of California; Manners, et al., v. Fifth Third Bank, et al., United States District court for the Western District of Pennsylvania; Riddle, et al. v. Bank of America Corporation, et al., United States District Court for the Eastern District of Pennsylvania; Rulison et al. v. ABN AMRO Mortgage Group, Inc. et al., United States District Court for the Southern District of New York; Barlee, et al. v. First Horizon National Corporation, et al., United States District Court for the Eastern District of Pennsylvania; Cunningham, et al. v. M&T Bank Corp., et al., United States District Court for the Middle District of Pennsylvania; Orange, et al. v. Wachovia Bank, N.A., et al., United States District Court for the Central District of California; Hill et al. v. Flagstar Bank, FSB, et al., United States District Court for the Eastern District of Pennsylvania; and Moriba BA, et al. v. HSBC USA, Inc., et al., United States District Court for the Eastern District of Pennsylvania. Plaintiffs allege that “captive reinsurance arrangements” with providers of private mortgage insurance whereby a mortgage lender through captive reinsurance arrangements received a portion of the borrowers’ private mortgage insurance premiums were in violation of RESPA and unjustly enriched the defendants for which plaintiffs seek declaratory relief and unspecified monetary damages, including restitution. The Rulison case was voluntarily dismissed by the plaintiffs on July 3, 2012. The McCarn case was dismissed by the Court with prejudice as to our subsidiary and certain other defendants on November 9, 2012. We intend to vigorously defend the remaining actions.

In December 2009, one of our non-insurance subsidiaries, one of the subsidiary’s officers and Genworth Financial, Inc. were named in a putative class action lawsuit captioned Michael J. Goodman and Linda Brown v. Genworth Financial Wealth Management, Inc., et al., in the United States District Court for the Eastern District of New York. Plaintiffs allege securities law and other violations involving the selection of mutual funds by our subsidiary on behalf of certain of its Private Client Group clients. The lawsuit seeks unspecified monetary damages and other relief. In response to our motion to dismiss the complaint in its entirety, the Court granted the motion to dismiss the state law fiduciary duty claim and denied the motion to dismiss the remaining federal claims. Oral argument on plaintiffs’ motion to certify a class, originally scheduled for January 9, 2013, was conducted on January 30, 2013, but the Court has not yet issued a decision. We will continue to vigorously defend this action.

In June 2011, we received a subpoena from the office of the New York Attorney General relating to an industry-wide investigation of unclaimed property and escheatment practices and procedures. In addition to the subpoena, other state regulators are conducting reviews and examinations on the same subject. We are cooperating with these requests and inquiries.

In April 2012, two of our U.S. mortgage insurance subsidiaries were named as respondents in two arbitrations, one brought by Bank of America, N.A., and one brought by Countrywide Home Loans, Inc. and Bank of America, N.A., as claimants. Claimants allege breach of contract and breach of the covenant of good faith and fair dealing, and seek a declaratory judgment relating to our subsidiaries’ mortgage insurance claims handling practices in connection with denying, curtailing or rescinding coverage of mortgage insurance. Claimants seek damages in excess of $834 million, in addition to interest and punitive damages. In June 2012, our U.S. mortgage insurance subsidiaries responded to the arbitration demands and asserted numerous counterclaims against the claimants. We intend to vigorously defend these actions and pursue the counterclaims.

At this time, we cannot determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above or the likelihood of potential future legal and regulatory matters against us. In light of the inherent uncertainties involved in these matters, no amounts have been accrued. We also are not able to provide an estimate or range of possible losses related to these matters.

(b) Commitments

As of December 31, 2012, we were committed to fund $64 million in limited partnership investments and $44 million in U.S. commercial mortgage loan investments.

In connection with the issuance of non-recourse funding obligations by Rivermont I, Genworth entered into a liquidity commitment agreement with the third-party trusts in which the floating rate notes have been deposited. The liquidity agreement may require that Genworth issue to the trusts either a loan or a letter of credit (“LOC”), at maturity of the notes (2050), in the amount equal to the then market value of the assets supporting the notes held in the trust. Any loan or LOC issued is an obligation of the trust and shall accrue interest at LIBOR plus a margin. In consideration for entering into this agreement, Genworth received, from Rivermont I, a one-time commitment fee of approximately $2 million. The maximum potential amount of future obligation under this agreement is approximately $95 million.